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[Janus letterhead]



February 27, 2007


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-4720

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 2-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 120 and Amendment No. 103 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b) under the 1933 Act to update its financial information and to make certain other non-material changes.

The prospectuses and statements of additional information included in the Amendment are marked to show changes made since Post-Effective Amendment No. 119 filed on December 19, 2006. This Amendment also reflects the liquidation and termination of Janus Institutional Cash Reserves Fund, as well as the Institutional Shares and Services Shares of Janus Money Market Fund, Janus Government Money Market Fund, and Janus Tax-Exempt Money Market Fund.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 28, 2007, pursuant to Rule 485(b) under the 1933 Act. Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

If you have any questions regarding this filing, please call me at (303)
394-6459.

Sincerely,

/s/Stephanie Grauerholz-Lofton

Stephanie Grauerholz-Lofton
Vice President, Janus Capital Management LLC

Enclosures

cc:  Larry Greene, Esq.
     Kelley Abbott Howes, Esq.
     Cindy A. Antonson
     Donna Brungardt
     Questa Demaniow